Finance Cost and Income - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of finance income expense [line items]
Decrease in finance costs before exceptional items and remeasurements	$ (2,406,000,000)
Share based payment of net (loss) gain	898,000,000	$ (1,774,000,000)		$ (291,000,000)
Derivative adjustment of deferred share instrument issued	445,000,000	873,000,000		146,000,000
Derivative adjustment of finance cost	5,095,000,000	9,261,000,000	[1]	7,006,000,000	[1]
Foreign exchange translation losses on intragroup loans	226,000,000	260,000,000		261,000,000
Accelerated accretion related cost expenses				100,000,000
Interest income recognized on impaired financial assets	0
Interest expense on lease liabilities	313,000,000	606,000,000		123,000,000
Interest expenses	4,168,000,000	4,141,000,000		4,314,000,000
Brazilian federal tax regularization program [member]
Disclosure of finance income expense [line items]
Interest expenses	34,000,000	0		44,000,000
DELTA CORPORATION LTD [member]
Disclosure of finance income expense [line items]
Write off company investment	188,000,000
SAB [member]
Disclosure of finance income expense [line items]
Derivative adjustment of finance cost	$ 433,000,000	$ 849,000,000		$ 142,000,000
Bottom of range [member]
Disclosure of finance income expense [line items]
Borrowing costs capitalised	3.00%
Top of range [member]
Disclosure of finance income expense [line items]
Borrowing costs capitalised	4.00%

[1]	The consolidated income statements for 2017 and 2018 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application and the classification of the Australian operations as discontinued operations.